Additional information on the nature of expenses (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Disclosure of Attribution of Expenses by Nature

Research and development expenses
in CHF thousands	2022	2021	2020
Research consumables and external research and development expenses	(17,154)	(26,342)	(26,599)
Personnel expenses (1), see also note 18	(28,101)	(25,647)	(25,251)
Depreciation and amortization	(1,971)	(2,016)	(2,319)
Intellectual property	(957)	(636)	(492)
Facility expenses	(854)	(758)	(683)
Other research and development expenses	(703)	(259)	(169)
Royalties and license fees, see also note 17	(1,010)	(60)	(562)
Total year ended December 31	(50,749)	(55,718)	(56,075)

Selling, general and administrative expenses
in CHF thousands	2022	2021	2020
Personnel expenses (2), see also note 18	(11,788)	(10,604)	(8,383)
Other administrative expenses	(9,965)	(6,242)	(2,587)
Depreciation and amortization	(416)	(549)	(568)
Facility expenses	(69)	(60)	(57)
Total year ended December 31	(22,238)	(17,454)	(11,595)

Total operating expenses	(72,987)	(73,172)	(67,670)

(1) Research and development non-cash effective pension and share-based compensation costs were TCHF 3,856 in 2022, TCHF 3,045 in 2021 and TCHF 2,612 in 2020.
(2) Selling, general and administrative non-cash effective pension and share based compensation costs were TCHF 2,329 in 2022, TCHF 2,113 in 2021 and TCHF 1,573 in 2020.